Supplemental Condensed Consolidating Financial Information - Condensed Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and cash equivalents	$ 5,163	$ 5,567	$ 5,199	$ 6,355
Receivables	22,526	23,338
Inventories, net	7,008	7,410
Property, plant and equipment, net	6,865	7,090
Equipment on operating leases	1,518	1,059
Investments in unconsolidated subsidiaries and affiliates	605	645
Goodwill and intangibles	3,334	3,314
Other	4,894	5,420
TOTAL ASSETS	51,913	53,843
Liabilities and equity:
Debt	29,594	29,866
Trade payables	5,982	7,369
Other liabilities	11,376	11,653
Total equity	4,961	4,955	4,825	4,857
TOTAL EQUITY AND LIABILITIES	51,913	53,843
CNH Industrial N.V. [Member]
Assets:
Cash and cash equivalents	7	5	109	605
Deposits in subsidiaries’ cash management pools	230	244
Receivables	658	638
Inventories, net	233	214
Property, plant and equipment, net	75	76
Investments in unconsolidated subsidiaries and affiliates	245	239
Investments in consolidated subsidiaries	10,877	10,489
Goodwill and intangibles	50	5
Other	258	153
TOTAL ASSETS	12,633	12,063
Liabilities and equity:
Debt	5,622	5,065
Trade payables	307	379
Other liabilities	1,782	1,718
Total equity	4,922	4,901
TOTAL EQUITY AND LIABILITIES	12,633	12,063
Case New Holland Industrial Inc. [Member]
Assets:
Cash and cash equivalents			200
Receivables	1,034	1,242
Investments in consolidated subsidiaries	6,965	6,288
Other	(55)	29
TOTAL ASSETS	7,944	7,559
Liabilities and equity:
Debt	5,011	4,872
Trade payables	18	98
Other liabilities	(69)	132
Total equity	2,984	2,457
TOTAL EQUITY AND LIABILITIES	7,944	7,559
Guarantor Subsidiaries [Member]
Assets:
Cash and cash equivalents	39	38	28	89
Deposits in subsidiaries’ cash management pools	4,135	3,495
Receivables	5,479	5,369
Inventories, net	1,711	1,882
Property, plant and equipment, net	1,186	1,217
Investments in unconsolidated subsidiaries and affiliates	1	1
Investments in consolidated subsidiaries	2,110	1,967
Goodwill and intangibles	2,824	2,758
Other	696	1,491
TOTAL ASSETS	18,181	18,218
Liabilities and equity:
Debt	3,275	3,356
Trade payables	2,257	2,728
Other liabilities	3,272	3,906
Total equity	9,377	8,228
TOTAL EQUITY AND LIABILITIES	18,181	18,218
All Other Subsidiaries [Member]
Assets:
Cash and cash equivalents	5,117	5,524	4,862	5,661
Receivables	33,393	35,328
Inventories, net	5,064	5,314
Property, plant and equipment, net	5,604	5,797
Equipment on operating leases	1,518	1,059
Investments in unconsolidated subsidiaries and affiliates	359	405
Investments in consolidated subsidiaries	1,530	1,144
Goodwill and intangibles	460	551
Other	5,164	4,846
TOTAL ASSETS	58,209	59,968
Liabilities and equity:
Debt	34,947	35,775
Trade payables	6,145	7,612
Other liabilities	7,957	7,324
Total equity	9,160	9,257
TOTAL EQUITY AND LIABILITIES	58,209	59,968
Eliminations [Member]
Assets:
Deposits in subsidiaries’ cash management pools	(4,365)	(3,739)
Receivables	(18,038)	(19,239)
Investments in consolidated subsidiaries	(21,482)	(19,888)
Other	(1,169)	(1,099)
TOTAL ASSETS	(45,054)	(43,965)
Liabilities and equity:
Debt	(19,261)	(19,202)
Trade payables	(2,745)	(3,448)
Other liabilities	(1,566)	(1,427)
Total equity	(21,482)	(19,888)
TOTAL EQUITY AND LIABILITIES	$ (45,054)	$ (43,965)